Subsequent Events - Additional Information (Detail)	Jul. 20, 2022 USD ($)	Jul. 01, 2022 USD ($) MW	Jul. 20, 2022 INR (₨)	Jul. 01, 2022 INR (₨)	Jul. 01, 2022 USD ($)
Major business combination [member] | Athena Chhattisgarh Power Limited [member]
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value				₨ 5,647,000,000	$ 74,000,000
Capacity of captive power plant | MW		1,200
Non adjusting events after reporting period [member]
Disclosure of non-adjusting events after reporting period [line items]
Excise tax payables | ₨			₨ 17,000	₨ 23,250
Change in crude oil per barrel | $	$ 30	$ 40